Commitments and contingencies - Contingencies (Details) - EUR (€) € in Millions	1 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2014
European Commission examination on illegally received state aid | Pau, Nimes, Angouleme, Altenburg and Zweibrucken
Commitments and contingencies
Amount of repayments ordered by the European Commission						€ 10
European Commission examination on illegally received state aid | Cagliari and Klagenfurt
Commitments and contingencies
Amount of repayments ordered by the European Commission					€ 13
European Commission examination on illegally received state aid | Montpellier
Commitments and contingencies
Amount of repayments ordered by the European Commission				€ 9
European Commission examination on illegally received state aid | La Rochelle
Commitments and contingencies
Amount of repayments ordered by the European Commission			€ 8
European Commission examination on illegally received state aid | Frankfurt (Hahn)
Commitments and contingencies
Amount of repayments ordered by the European Commission		€ 14
Spanish Ministry of Consumer Affairs, sanctioning proceedings
Commitments and contingencies
Fines imposed on entity	€ 107